Debt (AR Securitization) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust	$ 450,000,000
Extension term	1 year
Accounts receivable securitization borrowings	$ 0	$ 0	$ 200,000,000
Accounts Receivable Securitization [Roll Forward]
Beginning of year	0	200,000,000	0
Proceeds received	0	450,000,000	420,000,000
Repayment	0	(650,000,000)	(220,000,000)
End of year	$ 0	$ 0	$ 200,000,000